Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognition at a Point of Time / Overtime - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from External Customer [Line Items]
Total	$ 6,321	$ 10,242	$ 12,365
Revenue recognized at a point of time [Member]
Revenue from External Customer [Line Items]
Rrevenue recognition	6,321	10,201	12,351
Revenue recognized over time [Member]
Revenue from External Customer [Line Items]
Rrevenue recognition		$ 41	$ 14